Vanguard California Municipal Money Market Fund Investment Objectives and Goals - Retail Prospectus [Member] - Vanguard California Municipal Money Market Fund	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Vanguard California Municipal Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard California Municipal Money Market Fund (the “Fund”) seeks to provide current income that is exempt from both federal and California personal income taxes while maintaining a stable net asset value of $1 per share. The Fund is intended for California residents only.